CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash Flows From Operating Activities:
Net Income (Loss)	$ (35,533)	$ 646,243	$ (76,972)	$ 585,726
Adjustments to reconcile net loss to net cash used in operations
Gain on extinguishment of debt	0	(678,233)	0	(678,233)
Changes in operating assets and liabilities:
Increase (decrease) in accrued expenses – related party			12,000	18,000
Increase (decrease) in accrued interest			0	24,100
Net Cash Used In Operating Activities			(48,463)	(50,407)
Cash Flows From Investing Activities:
Net Cash Used in Investing Activities			0	0
Cash Flows From Financing Activities:
Proceeds from common stock sale			0	200,000
Proceeds from note payable - related party			0	0
Net Cash Provided by Financing Activities			0	200,000
Net Increase (Decrease) in Cash			(48,463)	149,593
Cash at Beginning of Period			130,778	0
Cash at End of Period	$ 82,315	$ 149,593	82,315	149,593
Supplemental disclosure of cash flow information:
Cash paid for interest			0	0
Cash paid for taxes			$ 0	$ 0